COMMITMENTS AND CONTRACTUAL OBLIGATIONS (Details) $ in Millions		12 Months Ended
	Jan. 01, 2020	Dec. 31, 2020 USD ($) $ / shares oz $ / oz $ / shares
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Royalty obligation payments on gold production (in aud per ounce) | oz		3,724
Fosterville Gold Mine
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
License fee per ounce of gold produced (in aud per ounce) | $ / oz		1.33
Franco‑Nevada Corporation (FNV) | Macassa mine
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
NSR royalty percentage		1.50%
Franco‑Nevada Corporation (FNV) | Macassa mine, Gracie claim
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
NPI royalty percentage		20.00%
Franco‑Nevada Corporation (FNV) | Detour Gold Corporation
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
NSR royalty percentage		2.00%
Sandstorm Gold Ltd. (Hurd-McCauley) | Macassa mine
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
NSR royalty percentage		2.00%
Harbour Royalty Corp. (Morgan) | Macassa mine
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
NSR royalty percentage		3.00%
NSR royalty percentage could decrease if gold price decreases below (in cad per ounce) | $ / shares		1,000
Boisvert | Macassa mine
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Minimum cash payment per ton mined (in usd per ton) | $ / shares		3,000
Joseph | Macassa mine
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Minimum cash payment per ton mined (in usd per ton) | $ / shares		0.25
State of Victoria, Australia - Victorian Government | Fosterville Gold Mine
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
NSR royalty percentage		2.00%
State of Victoria, Australia - Victorian Government | Fosterville Gold Mine | Change in royalty rate
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
NSR royalty percentage	2.75%
First Nations identified in the IBA | Macassa mine
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
NSR royalty percentage		0.50%
Wallbridge Mining Company Ltd
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Equity option, earn-in percent upon satisfaction of contingencies		50.00%
Capital commitments		$ 7.5
Capital commitment, period		5 years
Capital commitment, first two years		$ 2.0
Capital commitment, period for minimum commitment contribution		2 years
Capital commitment, year one		$ 0.5
Capital commitment, year two		$ 1.5
Melkior Resources, Inc
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Equity option, earn-in percent upon satisfaction of contingencies		50.00%
Capital commitments		$ 10.0
Capital commitment, period		5 years
Capital commitment, first two years		$ 3.0
Capital commitment, period for minimum commitment contribution		2 years
Capital commitment, year one		$ 1.5
Capital commitment, year two		$ 1.5